EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Net income for the year	R$ 8,928,258	R$ 4,608,790	R$ 4,085,242
Weighted average number of outstanding shares for the year	1,688,694	1,688,694	1,688,694
Common shares
EQUITY
Net income for the year	R$ 2,823,093	R$ 1,457,288	R$ 1,291,743
Weighted average number of outstanding shares for the year	569,354	569,354	569,354
Basic and diluted earnings per share	R$ 4.96	R$ 2.56	R$ 2.27
Preferred shares
EQUITY
Net income for the year	R$ 6,105,165	R$ 3,151,502	R$ 2,793,499
Weighted average number of outstanding shares for the year	1,119,340	1,119,340	1,119,340
Basic and diluted earnings per share	R$ 5.45	R$ 2.82	R$ 2.50